Shares to be issued (Details Narrative)	12 Months Ended
	Oct. 31, 2019 USD ($) shares	Oct. 31, 2019 USD ($) $ / shares	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)
Reserve Quantities [Line Items]
Proceeds of subscription receipts	$ 2,514,377
Shares to be issued	$ 5,136	$ 5,136	$ 720,516
G R Unlimited [Member]
Reserve Quantities [Line Items]
Proceeds of subscription receipts			$ 720,516
Number of subscription receipts | shares	2,099,159
Share Price | $ / shares		$ 0.55
Proceeds from financing	$ 554,000